11. INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2012
Income Taxes Tables
Income taxes

The provision for income taxes at June 30, 2012 and 2011 is as follows:

	2012	2011
	(Unaudited)	(Unaudited)
Current
Federal	$484,889	$-
Federal AMT	-	25,000
State	163,517	-
Total Expense	648,406	25,000

Deferred
Federal	-	-
State	-	-
Total Deferred Taxes	-	-
Net Expense for Income Taxes	$648,406	$25,000

Deferred tax assets

The components of net deferred tax assets as of June 30, 2012 and December 31, 2011 are set forth below:

	June 30,	December 31,
Deferred tax assets:	2012	2011
	(Unaudited)
Net operating loss carry forwards	$-	$289,000
Capital loss carry forwards	1,088,000	1,088,000
Bad debts	427,000	380,000
Stock based compensation - options and restricted stock	483,000	466,000
Capitalized engineering costs	396,000	356,000
Account payable, accrued expenses and reserves	9,000	9,000
Deferred rent	406,000	390,000
Inventory - 263A adjustment	627,000	-
Lease Impairment	114,000	-
Deferred gain on sale of real estate	217,000	224,000
Section 1231 loss carryover	86,000	86,000
Total deferred tax assets before valuation allowance	3,853,000	3,288,000
Valuation allowance	(2,523,000)	(1,217,000)
Total deferred tax assets after valuation allowance	1,330,000	2,071,000

Deferred tax liabilities:
Property and equipment	(721,000)	(801,000)
Amortization - Welding Transaction	(609,000)	(643,000)
Inventory - 263A adjustment	-	(627,000)
Total Deferred Tax Liability	(1,330,000)	(2,071,000)

Net deferred tax asset	$-	$-